Nature of business and organization - Organization and business overview (Details)			6 Months Ended
	Dec. 07, 2024 USD ($)	Dec. 07, 2023 USD ($)	Jun. 30, 2025 item	Dec. 31, 2024	Jun. 30, 2024
Subsequent Events
Nature of business and organization
Total units to be sold | item			295
SonicHash US
Nature of business and organization
Equity interest (in percent)					100.00%
Sonic Auspice DC LLC
Nature of business and organization
Equity interest (in percent)				55.00%	55.00%
Sonic Auspice DC LLC
Nature of business and organization
Ownership interest to be acquired (as a percent)	55.00%	55.00%
Total consideration	$ 750
Sonic Auspice DC LLC | Sonic Auspice DC LLC
Nature of business and organization
Total consideration		$ 750